Loss Per Share - Summary of Computation of Basic and Diluted Loss Per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Basic loss per share	$ (0.02)	$ (0.02)	$ (0.01)
Diluted loss per share	$ (0.02)	$ (0.02)	$ (0.01)
Loss Per Share (Basic and Diluted):
Loss after tax for the year from continuing and discontinuing operations	$ (31,846,957)	$ (21,759,358)	$ (8,697,037)
Loss after tax for the year	$ (31,846,957)	$ (21,759,358)	$ (8,697,037)
Weighted Average Number of Ordinary Shares - Basic and Diluted
Weighted average number of ordinary shares used in calculating basic loss per share:	1,468,735,424	1,353,350,744	779,941,036
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,468,735,424	1,353,350,744	779,941,036
Employee Options
Weighted Average Number of Ordinary Shares - Basic and Diluted
Shares deemed to be issued for no consideration in respect of employee options	46,690,480	31,065,272	20,056,450
Potential ordinary shares which are anti-dilutive and excluded	(46,690,480)	(31,065,272)	(20,056,450)
Warrants
Weighted Average Number of Ordinary Shares - Basic and Diluted
Shares deemed to be issued for no consideration in respect of warrants	142,000,000	142,000,000	166,082,988
Potential ordinary shares which are anti-dilutive and excluded	(142,000,000)	(142,000,000)	(166,082,988)